J.P. Morgan Mutual Fund Investment Trust

270 Park Avenue

New York, NY 10017

November 3, 2011

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)
on behalf of the JPMorgan Growth Advantage Fund
File Nos. 811-5526 and 33-9421

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the JPMorgan Growth Advantage Fund do not differ from those contained in Post-Effective Amendment No. 57 (Amendment No. 61 under the 1940 Act) filed electronically on October 27, 2011.

If you have any questions please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

cc: Vincent J. DiStefano